Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,941,265.00
Previously Paid Amount	0.00
Total Fee Amount	11,316.09
Total Offset Amount	0.00
Net Fee	$ 11,316.09